Lease Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of quantitative information about leases for lessee [abstract]
Summary of quantitative information about lease liabilities
NOTE 10. LEASE LIABILITIES

	June 30, 2022	December 31, 2021
Balance, January 1	$57,014	$61,926
Additions	2,940	9,721
Lease interest	1,361	3,029
Payments made against lease liabilities	(8,692)	(17,244)
Currency translation effects and other	338	(418)

Closing balance	$52,961	$57,014

Current portion of lease liabilities	$13,127	$13,906
Non-current portion of lease liabilities	39,834	43,108

	$52,961	$57,014

December 31,	2021	2020
Balance, January 1	$61,926	$67,000
Additions	9,721	8,065
Lease interest	3,029	3,371
Payments made against lease liabilities	(17,244)	(16,141)
Currency translation effects and other	(418)	(369)

Closing balance	$57,014	$61,926

Current portion of lease liabilities	$13,906	$14,693
Non-current portion of lease liabilities	43,108	47,233

	$57,014	$61,926

Summary of future minimum lease payments
Future minimum lease payments under

non-cancellable

leases were as follows:

June 30, 2022
2022	$7,733
2023	12,006
2024	8,852
2025	6,738
2026	4,870
Thereafter	22,911

$63,110
Less:
Imputed interest	10,030
Short-term leases	113
Low-value leases	6

$52,961

Future minimum lease payments under
non-cancellable
leases is as follows:

December 31, 2021
2022	$15,448
2023	11,167
2024	8,192
2025	6,313
2026	4,561
Thereafter	22,817

$68,498
Less:
Imputed interest	11,273
Short-term leases	165
Low-value leases	46

$57,014